Share-based Compensation - Weighted Average Assumptions (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Expected dividend yield	0.00%
Risk-free interest rate	0.26%
Expected volatility	104.00%
Expected option life (in years)	500.00%	0.00%